Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 1,538	$ (33)
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	1,384	1,031
Valuation allowance	(47)	(16)
Net defined benefit asset (liability), net of valuation allowance	1,337	1,015
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,060	7,040
Current service cost	190	212
Past service cost		(69)
Interest cost on defined benefit obligation	396	380
Employee contributions	4	4
Benefits paid	(365)	(362)
Settlement Payments	(79)
Special termination benefits		2
Foreign exchange rate changes and other	5	16
Net actuarial (gains) losses on defined benefit obligation	731	(163)
Balance at end of year	7,942	7,060
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	8,091	8,435
Interest income on plan assets	459	460
Net actuarial gains (losses) on plan assets	1,079	(493)
Employer contributions	146	36
Employee contributions	4	4
Benefits paid	(365)	(362)
Settlement Payments	(79)
Plan administration costs	(8)	(7)
Increase/(decrease) due to plan settlements	(10)
Foreign exchange rate changes and other	9	18
Balance at end of year	9,326	8,091
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	(419)	(422)
Net defined benefit asset (liability), net of valuation allowance	(419)	(422)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	422	436
Current service cost	5	5
Interest cost on defined benefit obligation	24	23
Benefits paid	(32)	(29)
Foreign exchange rate changes and other		1
Net actuarial (gains) losses on defined benefit obligation		(14)
Balance at end of year	419	422
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	32	29
Benefits paid	$ (32)	$ (29)